Ordinary Shares (Details)		Feb. 28, 2025 CNY (¥) shares	Feb. 28, 2025 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares shares	Jun. 30, 2025 $ / shares shares
Ordinary Shares [Line Items]
Ordinary shares authorized	[1]			500,000,000	500,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]			$ 0.0001	$ 0.0001
Ordinary shares, issued	[1]			22,000,000	22,000,000
Ordinary shares, outstanding	[1]			22,000,000	22,000,000
IPO [Member]
Ordinary Shares [Line Items]
Issued ordinary shares		2,000,000	2,000,000
issued, price per share (in Dollars per share) | $ / shares			$ 0.0001
Proceeds from issuance initial public offering		¥ 58,262,400	$ 8,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization. (Note 1 (c)).